Segmental analysis	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
Segmental analysis
Note 4: Segmental analysis
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas.
The Group Executive Committee (GEC) has been determined to be the chief operating decision-maker, as defined by IFRS 8 Operating Segments, for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. It considers interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
The segmental results and comparatives are presented on an underlying basis (pre-tax), the basis reviewed by the chief operating decision-maker. The underlying basis is derived from the recognition and measurement principles of IFRS with the effects of the following excluded in arriving at underlying profit before tax:
•Restructuring costs relating to merger, acquisition and integration activities
•Volatility and other items, which includes the effects of certain asset sales, the volatility relating to the Group’s hedging arrangements and that arising in the insurance businesses, the unwind of acquisition-related fair value adjustments and the amortisation of purchased intangible assets
•Losses from insurance and participating investment contract modifications relating to the enhancement to the Group’s longstanding and workplace pension business through the addition of a drawdown feature
For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to underlying income.
The Group has three operating and reportable segments: Retail; Commercial Banking; and Insurance, Pensions and Investments:
•Retail offers a broad range of financial services products to personal customers, including current accounts, savings, mortgages, credit cards, unsecured loans, motor finance and leasing solutions
•Commercial Banking serves small and medium businesses and corporate and institutional clients, providing lending, transactional banking, working capital management, debt financing and risk management services
•Insurance, Pensions and Investments offers insurance, investment and pension management products and services
Other comprises income and expenditure not attributed to the Group’s operating segments. These amounts include those arising from the Group’s equities business, residual net interest income after transfer pricing (which includes the central recovery of the Group’s distributions on other equity instruments), in period gains from gilt sales and the unwind of associated hedging costs.
Inter-segment services are generally recharged at cost, although some attract a margin. In particular, a profit margin is charged on the internal commission arrangements between the branch network and other distribution channels and the insurance product manufacturing businesses within the Group. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.
Note 4: Segmental analysis continued

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	9,647	3,799	(132)	451	13,765
Underlying other income	2,159	1,691	1,209	64	5,123
Total underlying income, net of net finance income in respect of insurance and investment contracts	11,806	5,490	1,077	515	18,888
Operating lease depreciation[1]	(948)	(8)	–	–	(956)
Underlying income, net of operating lease depreciation	10,858	5,482	1,077	515	17,932
Underlying operating costs	(5,469)	(2,647)	(880)	(144)	(9,140)
Remediation	(515)	(127)	(14)	(19)	(675)
Total underlying costs	(5,984)	(2,774)	(894)	(163)	(9,815)
Underlying impairment (charge) credit	(831)	511	7	5	(308)
Underlying profit before tax	4,043	3,219	190	357	7,809

External income	12,803	4,570	1,221	294	18,888
External operating lease depreciation[1]	(948)	(8)	–	–	(956)
Inter-segment (expense) income	(997)	920	(144)	221	–
Underlying income, net of operating lease depreciation	10,858	5,482	1,077	515	17,932

Loans and advances to customers[2]	361,181	88,606	–	(42)	449,745
External assets	376,789	150,834	184,267	169,563	881,453
Customer deposits	308,441	162,752	–	203	471,396
External liabilities	313,244	204,815	179,962	136,067	834,088

Analysis of underlying other income:
Net fee and commission income	618	955	249	9	1,831
Operating lease rental income	1,373	10	–	–	1,383
Rental income from investment properties	–	–	140	6	146
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	122	122
Trading income, insurance and other, net of net finance income in respect of insurance and investment contracts	(27)	327	272	1,069	1,641
Inter-segment other income	195	399	548	(1,142)	–
Underlying other income	2,159	1,691	1,209	64	5,123

Other items reflected in income statement above:
Depreciation and amortisation	1,927	410	201	367	2,905
Defined benefit scheme charge (credit)	53	21	6	(159)	(79)
Non-income statement items:
Additions to fixed assets	3,294	88	80	1,993	5,455
Investments in joint ventures and associates at end of year	–	–	–	401	401
1    Net of profits on disposal of operating lease assets of £93 million.
2    Other includes centralised fair value hedge accounting adjustments.
Note 4: Segmental analysis continued

Year ended 31 December 2022[1]	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	9,774	3,447	(101)	52	13,172
Underlying other income	1,731	1,565	960	410	4,666
Total underlying income, net of net finance income in respect of insurance and investment contracts	11,505	5,012	859	462	17,838
Operating lease depreciation[2]	(368)	(5)	–	–	(373)
Underlying income, net of operating lease depreciation	11,137	5,007	859	462	17,465
Underlying operating costs	(5,175)	(2,496)	(879)	(122)	(8,672)
Remediation	(92)	(133)	(30)	–	(255)
Total underlying costs	(5,267)	(2,629)	(909)	(122)	(8,927)
Underlying impairment (charge) credit	(1,373)	(517)	(12)	392	(1,510)
Underlying profit (loss) before tax	4,497	1,861	(62)	732	7,028

External income	12,055	4,330	910	543	17,838
External operating lease depreciation[2]	(368)	(5)	–	–	(373)
Inter-segment (expense) income	(550)	682	(51)	(81)	–
Underlying income, net of operating lease depreciation	11,137	5,007	859	462	17,465

Loans and advances to customers[3]	364,194	93,675	–	(2,970)	454,899
External assets	372,485	147,477	170,777	182,655	873,394
Customer deposits	310,765	163,828	–	738	475,331
External liabilities	314,091	202,070	168,357	144,965	829,483

Analysis of underlying other income:
Net fee and commission income	555	928	239	(2)	1,720
Operating lease rental income	1,065	12	–	–	1,077
Rental income from investment properties	–	–	144	1	145
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	92	92
Trading income, insurance and other, net of net finance income in respect of insurance and investment contracts	296	(765)	1,938	163	1,632
Inter-segment other income	(185)	1,390	(1,361)	156	–
Underlying other income	1,731	1,565	960	410	4,666

Other items reflected in income statement above:
Depreciation and amortisation	1,216	207	142	831	2,396
Defined benefit scheme charge	72	28	7	18	125
Non-income statement items:
Additions to fixed assets	2,146	101	151	1,457	3,855
Investments in joint ventures and associates at end of year	4	–	–	381	385
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
2    Net of profits on disposal of operating lease assets of £197 million.
3    Other includes centralised fair value hedge accounting adjustments.
Note 4: Segmental analysis continued

Year ended 31 December 2021	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Underlying net interest income	8,577	2,602	(103)	87	11,163
Underlying other income	1,597	1,442	1,406	615	5,060
Total underlying income, net of insurance claims and changes in insurance and investment contract liabilities	10,174	4,044	1,303	702	16,223
Operating lease depreciation[1]	(442)	(18)	–	–	(460)
Underlying income, net of operating lease depreciation	9,732	4,026	1,303	702	15,763
Underlying operating costs	(4,987)	(2,288)	(899)	(138)	(8,312)
Remediation	(360)	(830)	(123)	13	(1,300)
Total underlying costs	(5,347)	(3,118)	(1,022)	(125)	(9,612)
Underlying impairment credit	447	936	–	2	1,385
Underlying profit before tax	4,832	1,844	281	579	7,536

External income	11,260	3,883	1,323	(243)	16,223
External operating lease depreciation1	(442)	(18)	–	–	(460)
Inter-segment (expense) income	(1,086)	161	(20)	945	–
Underlying income, net of operating lease depreciation	9,732	4,026	1,303	702	15,763

Loans and advances to customers[2]	356,351	92,470	–	(254)	448,567
External assets	364,179	144,390	195,039	182,917	886,525
Customer deposits	308,412	167,530	–	402	476,344
External liabilities	312,594	204,641	188,372	127,766	833,373

Analysis of underlying other income:
Net fee and commission income	452	927	13	31	1,423
Operating lease rental income	1,046	13	–	–	1,059
Rental income from investment properties	–	–	186	–	186
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	(5)	–	3	(2)
Trading income, insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	188	1,045	1,766	(605)	2,394
Inter-segment other income	(89)	(538)	(559)	1,186	–
Underlying other income	1,597	1,442	1,406	615	5,060

Other items reflected in income statement above:
Depreciation and amortisation	1,525	283	170	847	2,825
Movement in value of in-force business	–	–	(70)	–	(70)
Defined benefit scheme charge	91	30	9	106	236
Non-income statement items:
Additions to fixed assets	1,921	179	117	1,011	3,228
Investments in joint ventures and associates at end of year	6	–	–	346	352
1    Net of profits on disposal of operating lease assets of £249 million.
2    Other includes centralised fair value hedge accounting adjustments.
Geographical areas
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.
Note 4: Segmental analysis continued
Reconciliation of underlying basis to statutory results
The underlying basis is the basis on which financial information is presented to the chief operating decision-maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

		Removal of:
Year ended 31 December 2023	Lloyds Banking Group statutory £m	Volatility, and other items[1] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income / Underlying interest income	13,298	479	(12)	13,765
Other income, net of net finance income in respect of insurance and investment contracts / Underlying other income	5,331	(447)	239	5,123
Total income, net of net finance income in respect of insurance and investment contracts	18,629	32	227	18,888
Operating lease depreciation[3]		(956)	–	(956)
Total income, net of net finance income in respect of insurance and investment contracts / Underlying income, net of operating lease depreciation	18,629	(924)	227	17,932
Operating expenses / Total costs	(10,823)	1,235	(227)	(9,815)
Impairment charge / Underlying impairment charge	(303)	(5)	–	(308)
Profit before tax / Underlying profit	7,503	306	–	7,809

		Removal of:
Year ended 31 December 2022[5,6]	Lloyds Banking Group statutory £m	Volatility, and other items[4] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income / Underlying interest income	12,922	226	24	13,172
Other income, net of net finance income in respect of insurance and investment contracts / Underlying other income	2,619	1,846	201	4,666
Total income, net of net finance income in respect of insurance and investment contracts	15,541	2,072	225	17,838
Operating lease depreciation[3]		(373)	–	(373)
Total income, net of net finance income in respect of insurance and investment contracts / Underlying income, net of operating lease depreciation	15,541	1,699	225	17,465
Operating expenses / Total costs	(9,237)	535	(225)	(8,927)
Impairment credit / Underlying impairment credit	(1,522)	12	–	(1,510)
Profit before tax / Underlying profit	4,782	2,246	–	7,028

		Removal of:
Year ended 31 December 2021[6]	Lloyds Banking Group statutory £m	Volatility, and other items[7] £m	Insurance gross up2 £m	Underlying basis £m
Net interest income / Underlying interest income	10,872	255	36	11,163
Other income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying other income	5,452	(139)	(253)	5,060
Total income, net of insurance claims and changes in insurance and investment contract liabilities	16,324	116	(217)	16,223
Operating lease depreciation[3]		(460)	–	(460)
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, net of operating lease depreciation	16,324	(344)	(217)	15,763
Operating expenses / Total costs	(10,800)	971	217	(9,612)
Impairment charge / Underlying impairment charge	1,378	7	–	1,385
Profit before tax / Underlying profit	6,902	634	–	7,536
1    In the year ended 31 December 2023 this comprises the effects of market volatility and asset sales (gain of £35 million); the amortisation of purchased intangibles (£80 million); restructuring (£154 million of merger, acquisition and integration costs); and the fair value unwind (losses of £107 million).
2    The Group’s Insurance business statutory income statement includes income and expenses attributable to the policyholders of the Group’s long-term assurance funds, investors in the Group's non-participating investment contracts and third party interests in consolidated funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.
3    Net of profits on disposal of operating lease assets of £93 million (2022: £197 million; 2021: £249 million). Statutory operating expenses includes operating lease depreciation. On an underlying basis operating lease depreciation is included in net income.
4    Comprises the effects of market volatility and asset sales (losses of £1,978 million); the amortisation of purchased intangibles (£70 million); restructuring (£80 million of merger, acquisition and integration costs); and the fair value unwind (losses of £118 million).
5    Restated for the adoption of IFRS 17; see notes 1 and 54.
6    Restated for presentational changes; see note 1.
7    Comprises the effects of market volatility and asset sales (gain of £87 million); the amortisation of purchased intangibles (£70 million); restructuring (£452 million, including a software write-off as a result on investment in new technology and systems infrastructure together with merger, acquisition and integration costs); and the fair value unwind (losses of £199 million).